Recent Accounting Pronouncements	9 Months Ended
Apr. 30, 2014
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

13.Recent Accounting Pronouncements

No recent accounting pronouncements or other authoritative guidance have been issued that management considers likely to have a material impact on our consolidated financial statements.